Taxes (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes payable	$ 0	$ 15,309
VAT and other tax payable	8,901	10,414
Total	$ 8,901	$ 10,414